Depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Depreciation and amortization
Depreciation		₨ 104,550	₨ 64,894	₨ 51,374
Amortization		321,050	210,693	182,329
Total	$ 6,537	₨ 425,600	₨ 275,587	₨ 233,703